Annual Total Returns - BlackRock LifePath Dynamic 2045 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2045 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.46%)
Annual Return 2012	15.34%
Annual Return 2013	18.49%
Annual Return 2014	5.66%
Annual Return 2015	(2.37%)
Annual Return 2016	8.14%
Annual Return 2017	22.29%
Annual Return 2018	(8.18%)
Annual Return 2019	26.38%
Annual Return 2020	14.31%